N-2	Oct. 07, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001544206
Amendment Flag	false
Securities Act File Number	814-00995
Document Type	8-K
Entity Registrant Name	Carlyle Secured Lending, Inc.
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On October 7, 2025, in connection with the previously announced public offering by Carlyle Secured Lending Inc. (the “Company”), the Company and U.S. Bank Trust Company, National Association, as successor trustee to The Bank of New York Mellon Trust Company, N.A. as trustee (the “Trustee”), entered into a Third Supplemental Indenture (the “Third Supplemental Indenture”, and together with the Indenture, dated as of November 20, 2023, between the Company and the Trustee (the “Base Indenture”), the First Supplemental Indenture, dated as of November 20, 2023 and the Second Supplemental Indenture, dated as of October 18, 2024, the “Indenture”). The Third Supplemental Indenture relates to the Company’s issuance and sale of $300,000,000 aggregate principal amount of the Company’s 5.750% Notes due 2031 (the “Notes”).
The Notes will mature on February 15, 2031 and may be redeemed in whole or in part at the Company’s option at any time or from time to time at the redemption prices set forth in the Indenture. The Notes bear interest at a rate of 5.750% per year, commencing October 7, 2025. The Company will pay interest on the Notes on February 15 and August 15 each year, beginning on February 15, 2026.
The Company intends to use the net proceeds from the offering to repay outstanding debt of the Company including the Company’s Senior Secured Revolving Credit Agreement, dated as of March 21, 2014 (as most recently amended on March 12, 2025) (as amended, modified or supplemented from time to time) among the Company, the Lenders party thereto and JPMorgan Chase Bank, N.A., as Administrative Agent (the
“Credit Facility”) (which Credit Facility the Company used to repay all of its outstanding borrowings under the senior secured revolving credit facility as described in the Company’s Current Report on Form 8-K filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 7, 2025), to fund new investment opportunities, and for other general corporate purposes.
The Notes are the Company’s direct unsecured obligations and rank pari passu
with all existing and future unsubordinated unsecured indebtedness issued by the Company.
The Indenture contains certain covenants including certain covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), or any successor provisions, whether or not the Company continues to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to the Company by the SEC, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.
In addition, on the occurrence of a “change of control repurchase event,” as defined in the Indenture (which involves the
occurrence of both a change of control and a below investment grade rating of the Notes by Fitch Ratings, Inc., and Moody’s Investor Service), the Company will generally be required to make an offer to repurchase the outstanding Notes at a repurchase price equal to 100% of the principal amount of such Notes plus accrued and unpaid interest to the repurchase date.
The Notes were offered and sold in an offering registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form
N-2
(File
No. 333-278993),
as supplemented by the Company’s preliminary prospectus supplement, pricing term sheet and final prospectus supplement, each dated September 30, 2025. The transaction closed on October 7, 2025.
The foregoing descriptions of the Base
Indenture
, the Third Supplemental Indenture and the Notes do not purport to be complete and are qualified in their entirety by reference to the full text of the Base Indenture, the Third Supplemental Indenture and the form of global note representing the Notes, respectively, each filed as exhibits hereto and incorporated by reference herein.

Long Term Debt, Title [Text Block]	5.750% Notes due 2031
Long Term Debt, Principal	$ 300,000,000
Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants including certain covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), or any successor provisions, whether or not the Company continues to be subject to such provisions of the 1940 Act, but giving effect, in either case, to any exemptive relief granted to the Company by the SEC, and to provide financial information to the holders of the Notes and the Trustee if the Company is no longer subject to the reporting requirements under the Securities Exchange Act of 1934, as amended. These covenants are subject to important limitations and exceptions that are described in the Indenture.